                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                             YIELD TO                        PAR
                                             MATURITY       MATURITY        VALUE           VALUE

-------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* - 35.8%
Abacas Investment Ltd...................           6.65%    01/02/01    $  24,000,000  $     24,000,000
Asset Backed Capital Finance............           6.72     01/17/01       31,000,000        31,000,000
Bear Stearns Companies, Inc.............           6.77     01/02/01       10,000,000         9,999,793
                          ..............           6.86     01/16/01        7,000,000         7,002,622
                          ..............           6.76     02/02/01       20,000,000        20,000,000
Cargill, Inc............................           6.91     02/02/01       10,000,000        10,013,056
Countrywide Credit Industries, Inc......           6.77     01/02/01       25,000,000        24,997,649
                               .........           6.89     01/03/01       25,000,000        25,000,000
First Union Corporation.................           6.71     01/02/01        5,000,000         4,999,941
Heller Financial, Inc...................           6.89     01/02/01       18,000,000        17,989,039
                   .....................           6.75     03/19/01       20,000,000        19,994,561
Household Finance Corporation...........           6.74     01/16/01       10,000,000        10,000,000
                            ............           6.73     03/07/01       15,000,000        15,000,000
Merrill Lynch & Co., Inc................           6.75     01/02/01        8,000,000         8,002,333
Morgan Stanley Dean Witter & Co.........           6.74     01/15/01       10,000,000        10,000,000
National City Bank - Cleveland..........           6.79     01/05/01       15,000,000        15,003,332
PaineWebber Group, Inc..................           6.82     01/02/01       25,000,000        25,000,000
Sigma Finance Corporation...............           6.41     01/03/01       40,000,000        40,000,000
Strategic Money Market Trust............           6.83     01/14/01       10,000,000        10,000,000
Syndicated Loan Fund Trust..............           6.55     01/03/01       40,000,000        40,000,000
Target Corporation......................           6.92     01/16/01       15,000,000        15,006,641
Textron Financial Corporation...........           6.94     01/17/01       10,000,000        10,008,580
                                                                                       ----------------
                                                                                            393,017,547
                                                                                       ----------------
COMMERCIAL PAPER - 33.0%
AT&T Corporation........................           7.26     01/16/01       10,000,000         9,969,750
Barclays Bank Plc.......................           7.25     01/02/01       20,000,000        19,995,966
Baxter International, Inc...............           6.93     01/26/01       26,000,000        25,874,875
Bear Stearns Companies, Inc.............           6.89     02/12/01       19,000,000        18,847,272
Cooperatve Association of Tractor
  Dealers, Inc..........................           6.65     01/12/01       20,550,000        20,508,244
Donaldson, Lufkin & Jenrette, Inc.......           6.63     02/05/01       30,000,000        29,806,625
                               .........           6.50     04/09/01       10,000,000         9,823,056
France Telecom S.A......................           6.52     03/27/01       35,000,000        34,461,194
                   .....................           6.42     05/22/01       15,000,000        14,622,825
Goldman Sachs Group, L.P................           6.54     02/12/01       15,000,000        14,885,550
High Peak Funding LLC...................           6.32     06/25/01       10,000,000         9,692,778
Household International Corporation.....           6.64     01/04/01        5,000,000         4,997,233
Lehman Brothers Holdings................           7.05     02/12/01        5,000,000         4,958,876
Links Finance LLC.......................           6.60     01/16/01       15,000,000        14,958,750
Mass College of Pharmacy and Allied
  Health Sciences.......................           6.54     02/05/01       10,000,000         9,936,417
Newbury Funding Ltd.....................           6.65     03/28/01       19,130,000        18,826,099
Oglethorpe Power Corporation............           6.83     01/16/01       12,456,000        12,420,552
                           .............           6.70     01/31/01        5,002,000         4,974,072
Omnicom Finance, Inc.+..................      6.65-6.66     02/07/01       30,000,000        29,799,525
                     ...................           6.73     02/09/01       10,000,000         9,927,092
                     ...................           6.66     02/14/01        5,000,000         4,959,300
                     ...................           6.68     02/14/01       10,000,000         9,918,356
Unibanco Grand Cayman...................           7.00     04/11/01        8,000,000         7,844,445
Weyerhaeuser Company....................           7.15     01/26/01       20,000,000        19,900,694
                                                                                       ----------------
                                                                                            361,909,546
                                                                                       ----------------
CORPORATE DEBT - 16.4%
AT&T Corporation........................           7.27     06/14/01       20,000,000        20,000,000
Caterpillar Financial Services
  Corporation...........................           6.82     03/15/01        6,000,000         6,000,505
                                     ...           6.48     12/12/01       10,275,000        10,269,343

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                             YIELD TO                        PAR
                                             MATURITY       MATURITY        VALUE           VALUE

-------------------------------------------------------------------------------------------------------

CitiFinancial Credit Company............           8.25%    11/01/01    $   5,000,000  $      5,088,131
General Motors Acceptance
  Corporation+..........................           6.35     09/28/01        5,500,000         5,507,810
Goldman Sachs Group, Inc.+..............           6.20     02/15/01        2,930,000         2,927,451
Goldman Sachs Group, L.P.++.............           6.75     01/29/01       15,000,000        15,000,000
International Lease Finance
  Corporation...........................           5.75     01/15/02        9,350,000         9,330,983
John Deere Capital Corporation..........           6.10     07/20/01       10,000,000         9,976,889
Lehman Brothers Holdings................           6.29     03/06/01       25,000,000        24,975,575
                    ....................           6.90     03/30/01        6,190,000         6,190,949
Links Finance LLC.......................           7.00     06/04/01       25,000,000        25,000,000
National City Bank - Cleveland..........           6.98     08/02/01       20,000,000        19,995,565
Salomon Smith Barney....................           6.29     02/21/01       10,000,000         9,998,958
Sigma Finance Corporation...............           6.80     03/30/01       10,000,000        10,000,000
                                                                                       ----------------
                                                                                            180,262,159
                                                                                       ----------------
CERTIFICATES OF DEPOSIT - 6.4%
Associated Bank Illinois................           6.86     09/14/01       30,000,000        29,996,011
Bank One NA Illinois....................           6.80     09/14/01        30,000,00        29,995,792
First Tennessee Bank....................           6.72     09/21/01       10,000,000        10,020,167
                                                                                       ----------------
                                                                                             70,011,970
                                                                                       ----------------
ASSET BACKED SECURITIES - 3.2%
Ford Credit Auto Owner Trust............           5.77     11/15/01        1,995,811         1,993,070
Merrill Lynch Mortgage Investors,
  Inc...................................           6.68     11/27/01       19,402,661        19,402,661
Wesley Commercial & Residential
  Funding++.............................           6.65     01/02/01       14,057,751        14,057,751
                                                                                       ----------------
                                                                                             35,453,482
                                                                                       ----------------
TIME DEPOSITS - 2.7%
Chase Manhattan Bank....................           6.44     01/02/01       30,000,000        30,000,000
                                                                                       ----------------
VARIABLE RATE MUNICIPAL OBLIGATIONS* - 1.1%
Memphis Center City Revenue Financing...           7.04     01/04/01       12,270,000        12,270,000
                                                                                       ----------------

                                                                           SHARES
                                                                        -------------
MUTUAL FUNDS - 3.4%
Provident Temp Fund.....................                                   36,967,065        36,967,065
                                                                                       ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 102.0%                                             1,119,891,769

Other assets and liabilities, net - (2.0%)                                                  (21,887,636)
                                                                                       ----------------

NET ASSETS - 100.0%                                                                    $  1,098,004,133
                                                                                       ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change

+    All or a portion of security is a forward commitment

++   Illiquid security

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                             YIELD TO                        PAR
                                             MATURITY       MATURITY        VALUE             VALUE

---------------------------------------------------------------------------------------------------------
TREASURY BILLS - 24.9%
U.S. Treasury Bill......................           6.30%    01/04/01    $   10,000,000  $       9,994,934
                ........................           6.33     01/18/01         5,000,000          4,985,480
                ........................           5.72     02/08/01        10,000,000          9,940,889
                ........................           5.82     02/22/01        10,000,000          9,917,883
                ........................           5.83     03/01/01        10,000,000          9,906,747
                ........................           5.85     03/08/01        10,000,000          9,895,500
                ........................           6.11     03/08/01        10,000,000          9,891,100
                ........................           5.75     03/29/01         5,000,000          4,932,454
                ........................           5.78     03/29/01        10,000,000          9,864,183
                ........................           5.81     03/29/01        15,000,000         14,795,188
                                                                                        -----------------
                                                                                               94,124,358
                                                                                        -----------------
OTHER TREASURY OBLIGATIONS - 65.0%
U.S. Treasury Note......................      5.81-6.40     01/31/01        85,000,000         84,883,164
                ........................           6.41     01/31/01         5,000,000          4,995,290
                ........................      5.48-6.43     02/15/01        55,000,000         54,933,201
                ........................      5.88-6.09     02/28/01        40,000,000         39,971,202
                ........................           6.17     02/28/01        15,000,000         14,970,548
U.S. Treasury Strip - Principal Only....      5.95-6.32     02/15/01        40,000,000         39,707,720
                              ..........           5.60     05/15/01         6,000,000          5,878,339
                                                                                        -----------------
                                                                                              245,339,464
                                                                                        -----------------

                                                                            SHARES
                                                                        --------------
MUTUAL FUNDS - 9.1%
Dreyfus Treasury Prime Cash Management
  Fund..................................                                     7,441,986          7,441,986
Goldman Sachs Institutional Liquid
  Assets Treasury Obligations Fund......                                    12,895,817         12,895,817
One Group Treasury Only Money Market
  Fund..................................                                    14,055,288         14,055,288
                                                                                        -----------------
                                                                                               34,393,091
                                                                                        -----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.0%                                                  373,856,913

Other assets and liabilities, net - 1.0%                                                        3,849,417
                                                                                        -----------------

NET ASSETS - 100.0%                                                                     $     377,706,330
                                                                                        =================

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                               YIELD TO                            PAR
                                               MATURITY        MATURITY           VALUE             VALUE

-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%

Bear Stearns Repurchase Agreement, dated
12/29/00, with a maturity value of
$40,028,444, collateralized by U.S.
Government Agency Obligations with rates
ranging from 5.13% to 6.75% and
maturities ranging from 5/1/02 to
9/15/29, with an aggregate market value
of $41,000,349..........................        6.40%          01/02/01        $40,000,000       $ 40,000,000

First Union Bank Repurchase Agreement,
dated 12/29/00, with a maturity value of
$45,030,000, collateralized by U.S.
Treasury Obligations with rates ranging
from 5.50% to 6.50% and maturities
ranging from 8/31/01 to 2/15/08, with an
aggregate market value of
$45,900,660.............................        6.00           01/02/01         45,000,000         45,000,000

J.P. Morgan Repurchase Agreement, dated
12/29/00, with a maturity value of
$57,037,683, collateralized by U.S.
Treasury Obligations with rates ranging
from 4.25% to 14.25% and maturities
ranging from 12/31/00 to 8/15/29, with
an aggregate market value of
$58,140,669.............................        5.95           01/02/01         57,000,000         57,000,000

Lehman Brothers Repurchase Agreement,
dated 12/29/00, with a maturity value of
$35,024,733, collateralized by U.S.
Government Agency Obligations with rates
ranging from 6.38% to 7.08% and
maturities ranging from 9/15/03 to
11/15/03, with an aggregate market value
of $35,690,744..........................        6.36           01/02/01         35,000,000         35,000,000

Merrill Lynch Repurchase Agreement,
dated 12/29/00, with a maturity value of
$58,608,947, collateralized by a U.S.
Treasury Obligation with a rate of 0.00%
and a maturity of 11/15/11, with an
aggregate market value of
$59,743,030.............................        6.00           01/02/01         58,569,899         58,569,899

Morgan Stanley Repurchase Agreement,
dated 12/29/00, with a maturity value of
$45,029,650, collateralized by a U.S.
Treasury Obligation with a rate of 5.25%
and a maturity of 1/31/01, with an
aggregate market value of
$46,126,978.............................        5.93           01/02/01         45,000,000         45,000,000
                                                                                                 ------------
                                                                                                  280,569,899
                                                                                                 ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                                                     280,569,899

Other assets and liabilities, net - 0.0%                                                               63,040
                                                                                                 ------------

NET ASSETS - 100.0%                                                                              $280,632,939
                                                                                                 ============

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                          YIELD TO                                PAR
                                                          MATURITY           MATURITY            VALUE             VALUE

----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 66.0%
Federal Farm Credit Bank..........................          6.05%            01/10/01         $ 4,270,000       $  4,261,389
                      +...........................          6.17             04/02/01          10,000,000         10,000,000
Federal Home Loan Bank............................          6.45             01/12/01           5,000,000          4,990,145
                       ...........................          6.32             01/19/01           5,000,000          5,000,000
                       ...........................          5.87             05/11/01           5,000,000          4,894,014
                       ...........................          5.43             06/08/01           1,500,000          1,493,654
                       ...........................          5.50             08/13/01           1,100,000          1,093,843
                       ...........................          6.20             12/28/01           5,000,000          5,000,000
Federal Home Loan Mortgage Corporation............          6.47             01/16/01          20,000,000         19,946,083
                                      ............          5.00             02/15/01           7,000,000          6,985,537
                                      ............          6.17             02/20/01          15,000,000         14,871,458
                                      ............          6.22             04/26/01           5,000,000          4,900,653
                                      ............          6.12             10/11/01           2,500,000          2,379,725
Federal National Mortgage Association.............          4.87             01/29/01           2,500,000          2,496,344
                                  ................          6.10             03/29/01          13,500,000         13,300,988
                                  ................          6.45             04/23/01           4,000,000          3,997,652
                                  ................          6.30             05/03/01           5,000,000          4,893,250
                                  ................          6.16             05/10/01             770,000            753,004
                                  ................          5.83             06/07/01           7,000,000          6,822,023
International Bank for Reconstruction &
  Development.....................................          6.38             05/24/01           5,000,000          4,994,572
                                                                                                                ------------
                                                                                                                 123,074,334
                                                                                                                ------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 26.4%
Federal Farm Credit Bank..........................          6.34             01/03/01           5,000,000          4,999,023
                       ...........................          6.27             01/04/01          10,000,000          9,999,094
                      +...........................          6.44             04/07/01          25,000,000         25,000,000
Student Loan Marketing Association................          6.42             01/03/01           4,300,000          4,300,349
                                ..................          6.36             01/04/01           5,000,000          5,000,000
                                                                                                                ------------
                                                                                                                  49,298,466
                                                                                                                ------------
OTHER TREASURY OBLIGATIONS - 6.4%
Treasury Coupon Receipt...........................        6.64-6.77          02/15/01          11,502,000         11,405,957
                       ...........................          6.33             08/15/01             600,000            577,029
                                                                                                                ------------
                                                                                                                  11,982,986
                                                                                                                ------------
                                                                                                SHARES
                                                                                              -----------
MUTUAL FUNDS - 3.3%
Janus Government Money Market Fund................                                                 25,010             25,010
The Black Rock Provident Institutional T-Fund.....                                              6,192,201          6,192,201
                                                                                                                ------------
                                                                                                                   6,217,211
                                                                                                                ------------
                                                                                               PAR VALUE
                                                                                              -----------
REPURCHASE AGREEMENTS - 5.4%
UBS Paine Webber Repurchase Agreement, dated
11/29/00, with a maturity value of $10,007,220,
collateralized by U.S. Government Agency
Obligations with a rate of 7.13% and a maturity of
11/16/15, with an aggregate market value of
$10,201,864.++....................................          6.50             02/27/01         $10,000,000         10,000,000
                                                                                                                ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 107.5%                                                                    200,572,997

Other assets and liabilities, net - (7.5%)                                                                       (13,959,992)
                                                                                                                ------------

NET ASSETS - 100.0%                                                                                             $186,613,005
                                                                                                                ============
NOTES TO SCHEDULE OF INVESTMENTS:

*    Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change
+    All or a portion of security is a forward commitment
++   Illiquid security

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                         TREASURY PLUS      U.S. GOVERNMENT
                                              CASH PORTFOLIO      TREASURY PORTFOLIO       PORTFOLIO           PORTFOLIO
                                            ------------------    ------------------    ----------------    ----------------
ASSETS
    Investments, at value (Note 1)           $ 1,119,891,769        $ 373,856,913        $          --       $ 190,572,997
    Repurchase agreements                                 --                   --          280,569,899          10,000,000
    Cash, at interest                                181,909                   --                   --          20,015,182
    Interest receivable                           11,557,200            3,959,278              142,168           1,087,702
    Deferred organization expense
     (Note 1)                                         10,752                1,683                   --                  --
    Prepaid expenses                                  48,316               14,730               14,730               6,039
                                             ---------------        -------------        -------------       -------------
        Total assets                           1,131,689,946          377,832,604          280,726,797         221,681,920
                                             ---------------        -------------        -------------       -------------
LIABILITIES
    Management fee payable (Note 2)                  167,399               51,399               35,517              24,505
    Payable for securities purchased              33,427,395                   --                   --          35,000,000
    Other accrued expenses                            91,019               74,875               58,341              44,410
                                             ---------------        -------------        -------------       -------------
        Total liabilities                         33,685,813              126,274               93,858          35,068,915
                                             ---------------        -------------        -------------       -------------

NET ASSETS APPLICABLE TO INVESTORS'
  BENEFICIAL INTERESTS                       $ 1,098,004,133        $ 377,706,330        $ 280,632,939       $ 186,613,005
                                             ===============        =============        =============       =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                      CASH           TREASURY     TREASURY PLUS   U.S. GOVERNMENT
                                   PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                ----------------  --------------  --------------  ---------------
INCOME
    Interest and dividends      $    73,393,413   $  15,546,528   $  15,120,339   $   8,845,554
                                ---------------   -------------   -------------   -------------
EXPENSES
    Management Fee (Note 2)           1,910,240         447,505         412,284         240,037
    Audit                                39,849          22,997          23,135          21,008
    Transaction fees                     11,955           9,199           7,403           8,403
    Legal                                14,943           9,199           5,552           8,403
    Amortization of
     organization expenses
     (Note 1)                            12,150           1,526              --              --
    Insurance                            30,883           8,049           6,015           4,202
    Trustees fees and expenses           41,841           5,749           7,403           5,252
    Miscellaneous                        45,826          24,148          24,986          10,505
                                ---------------   -------------   -------------   -------------
        Total expenses                2,107,687         528,372         486,778         297,810
                                ---------------   -------------   -------------   -------------

NET INVESTMENT INCOME                71,285,726      15,018,156      14,633,561       8,547,744

NET REALIZED GAIN (LOSS) ON
  INVESTMENTS                           (67,381)         10,656              --          (1,280)
                                ---------------   -------------   -------------   -------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS               $    71,218,345   $  15,028,812   $  14,633,561   $   8,546,464
                                ===============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      CASH PORTFOLIO                        TREASURY PORTFOLIO
                           -------------------------------------   -------------------------------------

                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                             DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                 2000                1999                2000                1999
                           -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     71,285,726    $     63,954,059    $     15,018,156    $      7,978,212
    Net realized gain
      (loss) on
      investments                   (67,381)           (144,611)             10,656              (3,632)
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations             71,218,345          63,809,448          15,028,812           7,974,580
                           ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             6,903,675,906       6,036,333,627         911,087,188         695,212,525
    Withdrawals              (6,958,383,427)     (5,811,849,613)       (727,738,593)       (638,584,123)
                           ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions          (54,707,521)        224,484,014         183,348,595          56,628,402
                           ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  16,510,824         288,293,462         198,377,407          64,602,982
NET ASSETS
    Beginning of period       1,081,493,309         793,199,847         179,328,923         114,725,941
                           ----------------    ----------------    ----------------    ----------------
    End of period          $  1,098,004,133    $  1,081,493,309    $    377,706,330    $    179,328,923
                           ================    ================    ================    ================

                                  TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO
                           -------------------------------------   -------------------------------------
                                                FOR THE PERIOD                          FOR THE PERIOD
                                               JANUARY 22, 1999                          JUNE 29, 1999
                                                 (COMMENCEMENT                           (COMMENCEMENT
                              YEAR ENDED        OF OPERATIONS)        YEAR ENDED        OF OPERATIONS)
                             DECEMBER 31,       TO DECEMBER 31,      DECEMBER 31,       TO DECEMBER 31,
                                 2000                1999                2000                1999
                           -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     14,633,561    $     11,156,778    $      8,547,744    $      3,738,681
    Net realized gain
      (loss) on
      investments                        --                 (66)             (1,280)              1,006
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations             14,633,561          11,156,712           8,546,464           3,739,687
                           ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             1,116,620,803       1,227,975,120         875,229,153         697,418,162
    Withdrawals              (1,133,466,023)       (956,287,234)       (828,480,885)       (569,839,576)
                           ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions          (16,845,220)        271,687,886          46,748,268         127,578,586
                           ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  (2,211,659)        282,844,598          55,294,732         131,318,273
NET ASSETS
    Beginning of period         282,844,598                  --         131,318,273                  --
                           ----------------    ----------------    ----------------    ----------------
    End of period          $    280,632,939    $    282,844,598    $    186,613,005    $    131,318,273
                           ================    ================    ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                ANNUALIZED RATIOS TO AVERAGE NET ASSETS
                                ---------------------------------------
                                                                NET        NET ASSETS
                                                  NET        EXPENSES        END OF
                                    NET       INVESTMENT      BEFORE         PERIOD
                                 EXPENSES       INCOME        WAIVER     (000S OMITTED)
                                -----------  -------------  -----------  --------------
CASH PORTFOLIO
    2000                            0.19%         6.34%           NA%     $1,098,004
    1999                            0.19          5.14            NA       1,081,493
    1998                            0.15          5.47          0.19         793,200
    1997                            0.16          5.51          0.19       1,384,848
    1996(A)                         0.12          5.45          0.21       1,006,310

TREASURY PORTFOLIO
    2000                            0.20          5.72            NA         377,706
    1999                            0.21          4.49            NA         179,329
    1998                            0.26          4.74            NA         114,726
    1997(B)                         0.29          5.06            NA          73,916

TREASURY PLUS PORTFOLIO
    2000                            0.20          6.03            NA         280,633
    1999(C)                         0.21          4.78            NA         282,845

U.S. GOVERNMENT SECURITIES
  PORTFOLIO
    2000                            0.21          6.06            NA         186,613
    1999(D)                         0.22          5.15            NA         131,318

(A)  Commenced Operations November 12, 1996.

(B)  Commenced Operations April 2, 1997.

(C)  Commenced Operations January 22, 1999.

(D)  Commenced Operations June 29, 1999.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                          NOTES TO FINANCIAL STATEMENT
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the 'Portfolios') are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

     F. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Portfolio and the Treasury Portfolio in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

                           MERRIMAC MASTER PORTFOLIO
                          NOTES TO FINANCIAL STATEMENT
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

     G. OTHER

       In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Master Portfolio does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. The Portfolios do not pay a fee directly to either sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 2000 were aggregated as follows:

                                                                       COMBINED
                                                                      MATURITIES
                                                      PURCHASES        AND SALES
                                                   ---------------  ---------------
         Cash Portfolio..........................  $21,566,477,753  $21,600,581,271
         Treasury Portfolio......................    2,365,891,697    2,177,896,776
         Treasury Plus Portfolio.................   59,410,979,487   59,413,651,990
         U.S. Government Portfolio...............    4,797,427,631    4,719,089,143

(4)   LINE OF CREDIT

       The Portfolios participate in a $50 million line of credit agreement with a bank. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the Portfolios. There were no borrowings during the year ended December 31, 2000.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and supplementary data. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                                     [SIGNATURE]

Boston, Massachusetts
February 15, 2001